ACQUISITIONS AND DISPOSITIONS (Details) $ in Millions, $ in Millions				1 Months Ended							3 Months Ended			6 Months Ended		12 Months Ended
	May 29, 2024	Oct. 04, 2023 CAD ($)	Oct. 04, 2023 USD ($)	Aug. 31, 2024 CAD ($)	Aug. 31, 2024 USD ($)	Oct. 31, 2023	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Business Combination [Line Items]
Foreign currency translation gains and losses on net investment in foreign operations																$ (978)	$ 1,602		$ (1,141)
Sale of equity, noncontrolling interest		$ 9,500	$ 6,900
Contributions to equity investments, net of distributions																1,051
Reclassification of net investment hedge losses from AOCI to non-controlling interests (NCI) related to the sale											$ (348)					$ 348
Reclassification of net investment hedge losses from AOCI to non-controlling interests related to sale percent											40.00%					40.00%
Non-Controlling Interests																$ 9,604	10,768
Comprehensive income (loss) attributable to non-controlling interests																64	1,584		(220)
Acquisitions, net of cash acquired														$ 222	$ 167
Transportadora de Gas Natural de la Huasteca
Business Combination [Line Items]
Non-Controlling Interests												$ 588
Transportadora de Gas Natural de la Huasteca | Equity Attributable to Non-Controlling Interests
Business Combination [Line Items]
Proceeds from sale of equity												561	$ 411
Reduction to additional paid-in capital												27
Comprehensive income (loss) attributable to non-controlling interests												$ 21
Columbia Gas and Columbia Gulf
Business Combination [Line Items]
Reduction to additional paid-in capital																			$ 3,500	$ 3,000
Texas Wind Farms | Common Class A
Business Combination [Line Items]
Business acquisition, percentage of voting interests acquired							100.00%	100.00%						100.00%	100.00%
Texas Wind Farms | Common Class B
Business Combination [Line Items]
Business acquisition, percentage of voting interests acquired							100.00%	100.00%						100.00%	100.00%
Fluvanna Wind Farm
Business Combination [Line Items]
Noncontrolling interest acquired									$ 106	$ 80
Blue Cloud Wind Farm
Business Combination [Line Items]
Noncontrolling interest acquired							$ 116	$ 87
Portland Natural Gas Transmission System
Business Combination [Line Items]
Proceeds from sale of equity				$ 1,600	$ 1,100
Proceeds from sale of interest in partnership unit				743	546
Gain on sale, before tax				572	408
Gain on sale, after tax				456	323
Foreign currency translation gains and losses on net investment in foreign operations				$ 15
Non-Controlling Interests																0	0
Portland Natural Gas Transmission System | Senior notes
Business Combination [Line Items]
Proceeds from sale of equity					$ 250
TC Energy
Business Combination [Line Items]
Equity interest percentage				61.70%	61.70%
Energir L.P
Business Combination [Line Items]
Equity interest percentage				38.30%	38.30%
Columbia Gas and Columbia Gulf
Business Combination [Line Items]
Proceeds from sale of equity		$ 5,300	$ 3,900
Equity interest percentage		40.00%	40.00%			40.00%
Contributions to equity investments, net of distributions																	33	$ 23
Consideration received as a reduction to additional paid in capital																	24	$ 17
Non-Controlling Interests																$ 8,779	$ 9,844
Transportadora de Gas Natural de la Huasteca
Business Combination [Line Items]
Equity interest percentage	13.01%	13.01%	13.01%